780 NORTH WATER STREET MILWAUKEE, WISCONSIN 53202-3590 Tel 414-273-3500 Fax 414-273-5198 www.GKLAW.COM

February 2, 2016

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

RE:

School Specialty, Inc.

Registration No. 333-192475

Ladies and Gentlemen:

        Transmitted herewith via EDGAR on behalf of School Specialty, Inc. (the “Company”), please find Post-Effective Amendment No. 3 to the Company’s Registration Statement on Form S-1.  If you have any questions regarding this filing, please call me at the number indicated above.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Dennis F. Connolly

Dennis F. Connolly

cc:

Joseph M. Yorio

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WISCONSIN AND WASHINGTON, D.C.

GODFREY & KAHN, S.C. IS A MEMBER OF TERRALEX®, A WORLDWIDE NETWORK OF INDEPENDENT LAW FIRMS.